Fees Summary	May 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 787,338,375.00
Total Fee Amount	108,731.43
Total Offset Amount	0.00
Net Fee	$ 108,731.43
Offering Table N/A
Offset Table N/A	N/A